Contract costs	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Contract costs	Contract assets and liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

			Contract assets (1)		Contract liabilities
For the year ended December 31	Note		2025	2024	2025	2024
Opening balance, January 1			759	735	1,124	1,088
Revenue recognized included in contract liabilities at the beginning of the year			—	—	(856)	(834)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year			104	102	—	—
Increase in contract liabilities during the year			—	—	958	895
Increase in contract liabilities included in contract assets during the year			(87)	(108)	—	—
Increase in contract assets from revenue recognized during the year			905	789	—	—
Contract assets transferred to trade receivables			(692)	(635)	15	20
(Dispositions) acquisitions	4,	17	(28)	1	47	13
Contract terminations transferred to trade receivables			(63)	(62)	9	2
Other			(51)	(63)	(51)	(60)
Ending balance, December 31			847	759	1,246	1,124
(1)Net of allowance for doubtful accounts of $12 million and $18 million at December 31, 2025 and December 31, 2024, respectively. See Note 30, Financial and capital management, for additional details.Contract costs
The table below provides a reconciliation of the contract costs balance.

For the year ended December 31	Note	2025	2024
Opening balance, January 1		1,590	1,412
Incremental costs of obtaining a contract and contract fulfillment costs		1,035	969
Amortization included in operating costs		(811)	(791)
Dispositions	17	(6)	—
Ending balance, December 31		1,808	1,590
Contract costs are amortized over periods ranging from 12 to 84 months.
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2025.

	2026	2027	2028	2029	2030	Thereafter	Total
Bell CTS Canada	3,397	1,703	561	310	205	494	6,670
Bell CTS U.S.	13	3	3	3	1	3	26
Total	3,410	1,706	564	313	206	497	6,696
When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.